Note 14 - Rehabilitation Provisions - Rehabilitation Provisions Assumptions (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Nov. 30, 2020	Nov. 30, 2019
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member]
Statement Line Items [Line Items]
Assumption	235,000	235,000
Current estimate of future cash outflows to be paid to fulfil obligation, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	490,000	490,000
Life expectancy [member]
Statement Line Items [Line Items]
Assumption	5	6
Life expectancy [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	3	4
Inflation rate [member]
Statement Line Items [Line Items]
Assumption	1.2	1.9
Inflation rate [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	0.8	2.1
Discount rate, measurement input [member]
Statement Line Items [Line Items]
Assumption	0.36	1.73
Discount rate, measurement input [member] | Yellowknife Gold project [member]
Statement Line Items [Line Items]
Assumption	0.29	1.51